ALPS VARIABLE INVESTMENT TRUST

ALPS/ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

(the “Portfolio”)

SUPPLEMENT DATED MAY 31, 2017
TO THE SUMMARY PROSPECTUS
DATED APRIL 30, 2017

The Portfolio’s Summary Prospectus relates to the Portfolio’s Class I shares (ticker: N/A) and Class III shares (ticker: ALEFX).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE